Trade and other payables	12 Months Ended
Dec. 31, 2019
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Trade and other payables
18.	Trade and other payables

	December 31, 2019	December 31, 2018
Trade payables	27,806	24,288
Other payables	10,585	10,512

Total trade and other payables	38,391	34,800

Other payables include accruals for fines and penalties, payables for property, plant and equipment acquired, salaries payable, dividends payable and other.

	December 31, 2019	December 31, 2018
Other payables
Wages and salaries payable and other related obligations	3,538	3,425
Accounts payable for property, plant and equipment	3,164	2,600
Dividends payable, common shares	136	146
Dividends payable, preferred shares	80	86
Other	3,667	4,255

Total	10,585	10,512